Loans Receivable, Net	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Loans Receivable, Net

4. Loans receivable, net

Loans receivable originated and retained by the Group consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Loans	29,309	729,464
Allowance for loan losses	(1,084)	(47,670)
Loans receivable, net	28,225	681,794

The whole loans receivable balance represents the outstanding loans made to the borrowers from YN Trust I as of December 31, 2016 and from YN Trust I, YN Trust II, YN Trust III, Fotic Trust I, Fotic Trust II, Fotic Trust III and loans held by Shanghai Guangjian, a subsidiary of the Group, as of December 31, 2017.

4. Loans receivable, net (continued)

The following table sets forth the activity in the allowance for loan losses for the years ended December 31, 2015, 2016 and 2017.

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Beginning balance	—	5,912	1,084
Current period provision	5,912	44,178	65,299
Current period reversal	—	(9,473)	(18,713)
Release upon derecognition of loans receivable associated with a disposed subsidiary	—	(23,250)	—
Release upon disposal of loans receivable	—	(16,283)	—
Ending balance	5,912	1,084	47,670

The following table sets forth the aging of loans as of December 31, 2016 and December 31, 2017:

	1-89 days past due	90 days or more past due	Total past due	Current	Total loans
December 31, 2016	1,088	—	1,088	28,221	29,309
December 31, 2017	31,308	8,381	39,689	689,775	729,464

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on the Group’s past loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, composition of the loan portfolio, current economic conditions and other relevant factors. The allowance is calculated at portfolio-level since the loans portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment. In estimating the probable loss of the loan portfolio, the Group also considers qualitative factors such as current economic conditions and or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance.

Arrangement with YN Trust I

As part of the Group’s efforts to develop new product offerings for institutional investors, in September 2016, the Group established a business relationship with a trust which was administered by a third-party trust company. In October 2016, a trust was set up with total assets of cash amounting RMB30,000 which is solely contributed by the Group. The YN Trust I invested solely in loans on the Company’s platform to provide returns to the sole beneficiary of the trust. Initially, the Company was the trust’s settlor and sole beneficiary, but in October 2016, the Company transferred the entire beneficiary interest in the trust to a third party. The Company holds variable interest in the trust as the Company is entitled to the residual profit in the trust and the Company has agreed to repurchase any loans that are delinquent for more than 90 days. The Company determined that this represents a variable interest in a variable interest entity. Since the trust only invests in loans suggested by the Company, the Company has power to direct the activities of the trust. The Company has the obligation to absorb losses or the right to receive benefits from the Trust that could potentially be significant to the Trust, as the Company agreed to repurchase delinquent loans outstanding for more than 90 days. As a result, the Company is considered the primary beneficiary of the trust and consolidated the trust’s assets, liabilities, results of operations and cash flows. As the structure of the trust could be considered a guarantee provided by the Group to the beneficial of the trust, which is prohibited under the Interim Measures on Administration of Business Activities of Online Lending Information Intermediaries. In April 2017, the Company repurchased the entire beneficiary interest with a total consideration of RMB31,250. The Group recorded a loss of RMB1,250 in other income with in the statement of comprehensive income (loss). After the repurchase, the Company continues to consolidate the trust.

4. Loans receivable, net (continued)

Arrangement with YN Trust II

In September 2017, the Group established a new business relationship with the YN Trust II which was administered by a third-party trust company. In September 2017, the YN Trust II was set up with total assets of cash amounting to RMB50,000 in which the third party and the Group contributed RMB40,000 and RMB10,000, respectively. The YN trust II invested solely in loans on the Company’s platform to provide returns to the beneficiaries of the YN Trust II. Since the YN Trust II only invests in loans suggested by the Company, the Company has power to direct the activities of the YN Trust II. The Company has the obligation to absorb losses or the right to receive benefits from the Trust that could potentially be significant to the Trust. As a result, the Company is considered the primary beneficiary of the YN Trust II and consolidated the YN Trust II’s assets, liabilities, results of operations and cash flows.

Arrangement with YN Trust III

In November 2017, the Group established a new business relationship with the YN Trust III which was administered by a third-party trust company. In November 2017, the YN Trust III was set up with total assets of cash amounting to RMB115,500 in which the third party and the Group contributed RMB65,500 and RMB50,000, respectively. The YN trust III invested solely in loans on the Company’s platform to provide returns to the beneficiaries of the YN Trust III. Since the YN Trust III only invests in loans suggested by the Company, the Company has power to direct the activities of the YN Trust III. The Company has the obligation to absorb losses or the right to receive benefits from the Trust that could potentially be significant to the Trust. As a result, the Company is considered the primary beneficiary of the YN Trust III and consolidated the YN Trust III’s assets, liabilities, results of operations and cash flows.

Arrangement with Fotic Trust I

In April 2017, the Group established a new business relationship with the Fotic Trust which was administered by a third-party trust company. In May 2017, the Fotic Trust was set up with total assets of cash amounting to RMB20,000 which is solely contributed by the Group. The Fotic Trust I invested solely in loans on the Company’s platform to provide returns to the sole beneficiary of the Fotic Trust. The Company paid RMB20,000 in cash and became the Fotic Trust’s sole beneficiary. The Company holds variable interest in the trust as the Company is entitled to the residual profit in the Fotic Trust. The Company determined that this represents a variable interest in a variable interest entity. Since the Fotic Trust only invests in loans suggested by the Company, the Company has power to direct the activities of the Fotic Trust. The Company has the obligation to absorb losses or the right to receive benefits from the Trust that could potentially be significant to the Trust, as the Company is the sole beneficiary of the Fotic Trust. As a result, the Company is considered the primary beneficiary of the Fotic Trust and consolidated the Fotic Trust’s assets, liabilities, results of operations and cash flows.

Arrangement with Fotic Trust II

In July 2017, the Group established a new business relationship with the Fotic Trust II which was administered by a third-party trust company. In July 2017, the Fotic Trust II was set up with total assets of cash amounting to RMB250,000 in which a third party and the Group contributed RMB100,000 and RMB150,000, respectively. The Fotic Trust II invested solely in loans on the Company’s platform to provide returns to the beneficiaries of the Fotic Trust II. Since the Fotic Trust II only invests in loans suggested by the Company, the Company has power to direct the activities of the Fotic Trust II. The Company has the obligation to absorb losses or the right to receive benefits from the Trust that could potentially be significant to the Trust. As a result, the Company is considered the primary beneficiary of the Fotic Trust II and consolidated the Fotic Trust II’s assets, liabilities, results of operations and cash flows.

4. Loans receivable, net (continued)

Arrangement with Fotic Trust III

In September 2017, the Group established a new business relationship with the Fotic Trust III which was administered by a third-party trust company. In September 2017, the Fotic Trust III was set up with total assets of cash amounting to RMB378,800 in which a third party and the Group contributed RMB300,000 and RMB78,800, respectively. The Fotic Trust III invested solely in loans on the Company’s platform to provide returns to the beneficiaries of the Fotic Trust III. Since the Fotic Trust III only invests in loans suggested by the Company, the Company has power to direct the activities of the Fotic Trust III. The Company has the obligation to absorb losses or the right to receive benefits from the Trust that could potentially be significant to the Trust. As a result, the Company is considered the primary beneficiary of the Fotic Trust III and consolidated the Fotic Trust III’s assets, liabilities, results of operations and cash flows.

The following table sets forth the total assets, liabilities, results of operations and cash flows of the above trusts, which are included in the Group’s consolidated financial statements.

	As of December 31,
	2016	2017
	RMB	RMB
Cash and cash equivalents	1,116	—
Restricted cash	—	44,775
Account receivable	—	10,000
Loans receivable, net of provision for loan losses	28,225	647,793
Total assets	29,341	702,568
Funds payable to investors of consolidated trusts	30,084	736,963
Accrued expenses and other liabilities	—	10,000
Total liabilities	30,084	746,963

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenue	—	(673)	(28,372)
Net loss	—	(743)	(44,396)
Net used in by operating activities	—	972	(16,024)
Net cash used in investing activities	—	(29,289)	(660,745)
Net cash provided by financing activities	—	29,433	675,653
Net increase in cash and cash equivalents	—	1,116	(1,116)
Cash and cash equivalents at beginning of year	—	—	1,116
Cash and cash equivalents at end of period	—	1,116	—